UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0582
Washington, D.C. 20549	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31/05

Date of reporting period:	6/30/05

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Plains Resources Inc.	PLX	726540503	7/22/2004

1. Proposal to approve and adopt the agreement and plan of merger, dated as of February 19, 2004, by and among Vulcan Energy Corporation, and Plains Resources Inc., and the merger of the Vulcan merger subsidiary with and into Plains Resources Inc., as more fully described in the proxy statement

					Issuer	Y	For	For

2. To grant to the proxyholders the authority to vote in their discretion with respect to the approval of any proposal to postpone or adjourn the special meeting to a later date to solicit additional proxies in favor of the approval and adoption of the agreement and plan of merger

					Issuer	Y	For	For
Palm Harbor Homes, Inc.	PHHM	696639103	7/28/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending March 25, 2005	Issuer	Y	For	For
Dycom Industries, Inc.	DY	267475101	11/23/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s annual incentive plan	Issuer	Y	For	For
Zale Corporation	ZLC	988858106	11/12/2004	1. Election of Directors	Issuer	Y	For	For
				2. To amend the company’s restated certificate of incorporation to increase the number of authorized shares of common stock to 150,000,000	Issuer	Y	For	For
				3. To ratify the appointment of KPMG LLP as the company’s independent public accountants for the fiscal year ending July 31, 2005	Issuer	Y	For	For
Western Digital Corporation	WDC	958102105	11/18/2004	1. Election of Directors	Issuer	Y	For	For
				2. To approve the Western Digital Corporation 2004 performance incentive plan	Issuer	Y	For	For
				3. To ratify the appointment of KPMG LLP as independent accountants for Western Digital Corporation for the fiscal year ending July 1, 2005	Issuer	Y	For	For

National-Oilwell, Inc.	NOI	637071101	3/11/2005

1. To approve the adoption of the amended and restated agreement and plan of merger, effective as of August 11, 2004, between National-Oilwell, Inc. and Varco International, Inc. as amended prior to the special meeting, as more fully described in the proxy statement.

					Issuer	Y	For	For

2. To approve the National-Oilwell Varco long-term incentive plan, subject to completion of the merger contemplated by the amended and restated agreement and plan of merger, effective as of August 11, 2004, between National-Oilwell, Inc. and Varco International, Inc. as amended prior to the special meeting.

					Issuer	Y	For	For

3. To approve the adjournment of the special meeting, for any reason, including to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the proposals.

					Issuer	Y	For	For
Ross Stores, Inc.	ROST	778296103	5/19/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratify appointment of Deloitte & Touche LLP as the company’s independent certified public accountants for the fiscal year ending January 28, 2006.	Issuer	Y	For	For
Interactive Data Corporation	IDC	45840J107	5/19/2005	1. Election of Directors	Issuer	Y	For	For
				2. Re-approve performance criteria under 2000 long-term incentive plan for purposes of granting “performance-based compensation” awards in compliance with section 162(M) of the Internal Revenue Code.	Issuer	Y	For	For
				3. Ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Big Lots, Inc.	BLI	089302103	5/17/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Big Lots 2005 long-term incentive plan.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/9/2005	1. Election of Directors	Issuer	Y	For	For

				2. Approve ratification of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Onex Corporation	CA:OCX.SV	68272K103	5/12/2005	1. Appointment of an auditor of the corporation	Issuer	Y	For	For
				2. Authorization of the directors to fix the remuneration fo the auditor.	Issuer	Y	For	For
				3. Election of Directors as nominees of the holders of subordinate voting shares.	Issuer	Y	For	For
Magna International, Inc.	MGA	559222401	5/3/2005	1. Election of Directors	Issuer	Y	For	For

2. Re-appointment of Ernst & Young LLP as the auditor of the corporation, based on the recommendation of the audit committee of the board of directors, and authorizing the audit committee to fix the auditor’s remuneration.

					Issuer	Y	For	For
Plains Exploration & Production Co.	PXP	726505100	5/5/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Pricewaterhousecoopers LLP as the company’s independent auditors for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
New York Community Bancorp, Inc.	NYB	649445103	6/1/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as independent auditors of New York Community Bancorp, Inc. for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Assurant, Inc.	AIZ	04621X108	6/2/2005	1. Election of Directors	Issuer	Y	For	For
				2. Appointment of Pricewaterhousecoopers LLP as independent public accounting firm.	Issuer	Y	For	For
Sandisk Corporation	SNDK	80004C101	5/27/2005	1. Election of Directors	Issuer	Y	For	For
				2. To approve the implementation of the Sandisk Corporation 2005 stock incentive plan.	Issuer	Y	For	For

3. To approve the implementation of the Sandisk Corporation 2005 employee stock purchase plan and the Sandisk Corporation 2005 international employee stock purchase plan, which will share a common share reserve of the company’s common stock.

					Issuer	Y	For	For
				4. To ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending January 1, 2006.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/25/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent accountants.	Issuer	Y	For	For
Tenet Healthcare Corporation	THC	88033G100	5/26/2005	1. Election of Directors	Issuer	Y	For	For
				2. To approve the third amended and restated 2001 stock incentive plan.	Issuer	Y	For	For
				3. To ratify the selection of KPMG LLP as independent registered public accountants for the year ending Decmeber 31, 2005.	Issuer	Y	For	For
AGCO Corporation	AG	001084102	4/21/2005	1. Election of Directors	Issuer	Y	For	For
Novell, Inc.	NOVL	670006105	4/14/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers, LLP as the independent registered public accounting firm	Issuer	Y	For	For
				3. Shareholder proposal to adopt a bylaw amendment that 50% of equity compensation of senior executives shall be performance-based, and details of such compensation shall be disclosed to stockholders	Shareholder	Y	For	Against
Rowan Companies, Inc.	RDC	779382100	4/22/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2005 Rowan Companies, Inc. long-term incentive plan.	Issuer	Y	Against	Against
PG&E Corporation	PCG	69331C108	4/20/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent public accountants.	Issuer	Y	For	For
				3. Adoption of a new long-term incentive plan.	Issuer	Y	For	For

				4. Expense stock options	Shareholder	Y	Against	For
				5. Radioactive wastes	Shareholder	Y	Against	For
				6. Poison pill	Shareholder	Y	Against	For
				7. Performance-based options	Shareholder	Y	For	Against
				8. Future golden parachutes	Shareholder	Y	For	Against
AFC Enterprises, Inc.	AFCE	00104Q107	5/3/2005	1. Election of Directors	Issuer	Y	For	For

2. Approval of amendments to the 1992 stock option plan, the 2002 incentive stock plan, the 1996 nonqualified stock option plan, the 1996 nonqualified performance stock option plan - executive and the 1996 nonqualified performance stock option plan - general.

					Issuer	Y	For	For
Ventas, Inc.	VTR	92276F100	5/24/2005	1. Election of Directors	Issuer	Y	For	For
				2. To ratify the appointment of Ernst & Young LLP as the independent auditors for fiscal year 2005.	Issuer	Y	For	For
				3. To adopt the Ventas employee and director stock purchase plan.	Issuer	Y	For	For
Ensco International Incorporated	ESV	26874Q100	5/3/05	1. Election of Directors	Issuer	Y	For	For
				2. Approval of an amendment to the compnay’s certificate of incorporation to consolidate the existing authorized two classes of preferred stock into a single class of preferred stock.	Issuer	Y	For	For
				3. Approval of an amendment to the company’s certificate of incorporation to remove restrictions on ownership and control of shares of the company by non-United States citizens.	Issuer	Y	For	For
				4. Approval of amendments to simplify and modernize the company’s certificate of incorporation.	Issuer	Y	For	For
				5. Approval of the 2005 cash incentive plan.	Issuer	Y	For	For
				6. Approval of the 2005 long-term incentive plan.	Issuer	Y	For	For
				7. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent accountants for 2005.	Issuer	Y	For	For
The Brink’s Company	BCO	109696104	5/6/2005	1. Election of Directors	Issuer	Y	For	For

				2. Approve the selection of KPMG LLP as independent accountants to audit the accounts of the company and its subsidiaries for the year 2005.	Issuer	Y	For	For
				3. Approve the material terms of the performance goals under The Brink’s Company management performance improvement plan.	Issuer	Y	For	For
				4. Approve The Brink’s Company 2005 equity incentive plan.	Issuer	Y	For	For
Westcorp	WES	957907108	4/26/2005	1. Election of Directors	Issuer	Y	For	For

2. Amend Article I of Westcorp’s articles of incorporation, conditioned upon the completion of the merger of WFS Financial Inc. into Western Financial Bank, to read in full as follows: “Article I: The name of this corporation is Western Financial Bancorp.”

					Issuer	Y	For	For
				3. Approve the Westcorp stock incentive plan.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
Maxtor Corporation	MXO	577729205	5/13/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approve adoption of the company’s 2005 performance incentive plan.	Issuer	Y	For	For
				3. Approve an amendment of the company’s 1998 employee stock purchase plan to authorize the sale of an additional 7,000,000 shares.	Issuer	Y	For	For
				4. Ratify the engagement of Pricewaterhousecoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
WFS Financial Inc.	WFSI	92923B106	4/26/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
GlobalSantaFe Corporation	GSF	G3930E101	6/7/2005	1. Election of Directors	Issuer	Y	For	For

				2. Amend the company’s 2003 long-term incentive plan to reduce the number of shares authorized for issuance under the plan and increase the number of such shares available for full-value stock awards.	Issuer	Y	For	For
				3. Ratify the appointment of Pricewaterhousecoopers LLP as the company’s independent auditor for the year ending December 31, 2005.	Issuer	Y	For	For
Michaels Stores, Inc.	MIK	594087108	6/16/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of Ernst & Young LLP as the independent resigtered public accounting firm for fiscal 2005.	Issuer	Y	For	For
				3. Approval of the Michaels Stores, Inc. 2005 incentive compensation plan.	Issuer	Y	For	For
Michaels Stores, Inc.	MIK	594087108	6/16/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of Ernst & Young LLP as the independent resigtered public accounting firm for fiscal 2005.	Issuer	Y	For	For
				3. Approval of the Michaels Stores, Inc. 2005 incentive compensation plan.	Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/15/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approve the adoption of the Patterson-UTI Energy, Inc. 2005 long-term incentive plan.	Issuer	Y	For	For
				3. Ratify the selection of Pricewaterhousecoopers LLC as independent accountants of the company for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/23/2005	1. Election of Directors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/29/05

* Print the name and title of each signing officer under his or her signature.